Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2016	2015	2014
NXP’s contributions to the plan	36	37	48
(including employees’ contributions)	4	4	4
Average number of NXP’s active employees participating in the plan	2,415	2,668	2,881
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2016 and 2015, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2016	2015
Projected benefit obligation
Projected benefit obligation at beginning of year	561	447
Service cost	17	12
Interest cost	14	11
Actuarial (gains) and losses	53	(18)
Curtailments and settlements	(15)	(16)
Benefits paid	(21)	(14)
Pension liabilities held-for-sale	(28)	—
Benefit obligation assumed in acquisitions	—	177
Exchange rate differences	(17)	(38)

Projected benefit obligation at end of year	564	561

Plan assets
Fair value of plan assets at beginning of year	190	157
Actual return on plan assets	3	7
Employer contributions	21	10
Curtailments and settlements	(15)	(12)
Benefits paid	(21)	(14)
Pension assets held-for-sale	(2)	—
Plan assets acquired in acquisitions	—	56
Exchange rate differences	(4)	(14)

Fair value of plan assets at end of year	172	190

Funded status	(392)	(371)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	—	4
- Accrued pension cost within other non-current liabilities	(380)	(368)
- Accrued pension cost within accrued liabilities	(12)	(7)

Total	(392)	(371)

Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	524	518

Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	171	73
- Accumulated benefit obligations	327	209
- Projected benefit obligations	357	243
Unfunded plans
- Accumulated benefit obligations	195	196
- Projected benefit obligations	204	204

Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	42	70
- Net actuarial loss (gain)	54	(21)
- Exchange rate differences	(5)	(7)

Total AOCI at end of year	91	42

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2016	2015
Discount rate	2.0%	2.5%
Rate of compensation increase	1.9%	2.2%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2016	2015	2014
Discount rate	2.5%	2.6%	3.7%
Expected returns on plan assets	3.5%	4.2%	4.2%
Rate of compensation increase	2.2%	1.8%	2.3%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2016	2015	2014
Service cost	17	12	10
Interest cost on the projected benefit obligation	14	11	13
Expected return on plan assets	(6)	(6)	(7)
Amortization of net (gain) loss	2	3	(1)
Curtailments & settlements	(1)	(6)	—
Other	—	2	—

Net periodic cost	26	16	15

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2016 and 2015 is as follows:

	2016	2015
Asset category:
Equity securities	29%	29%
Debt securities	52%	55%
Insurance contracts	7%	6%
Other	12%	10%

	100%	100%

The following table summarizes the classification of these assets.

	2016			2015
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	—	48	—	—	49	—
Debt securities	9	72	—	7	81	—
Insurance contracts	—	12	—	—	12	—
Other	5	11	4	3	10	3

	14	143	4	10	152	3

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2017	21
2018	16
2019	17
2020	18
2021	20
Years 2022-2026	128